Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 96.67%
Communication services: 6.93%
Entertainment: 3.22%
Liberty Media Corporation †	75,800	$ 4,811,026
Roku Incorporated †	62,805	5,158,803
Spotify Technology SA †	103,233	9,686,352
		19,656,181
Interactive media & services: 3.71%
Match Group Incorporated †	178,533	12,441,965
ZoomInfo Technologies Incorporated †	306,696	10,194,575
		22,636,540
Consumer discretionary: 13.76%
Automobiles: 1.60%
Ferrari NV	53,116	9,745,724
Hotels, restaurants & leisure: 5.61%
Chipotle Mexican Grill Incorporated †	15,715	20,543,591
Domino's Pizza Incorporated	20,809	8,109,475
Hyatt Hotels Corporation Class A †	76,000	5,617,160
		34,270,226
Internet & direct marketing retail: 2.93%
Global-E Online Limited †	315,744	6,368,556
MercadoLibre Incorporated †	18,042	11,490,409
		17,858,965
Leisure products: 1.45%
Callaway Golf Company †	435,156	8,877,182
Textiles, apparel & luxury goods: 2.17%
lululemon athletica Incorporated †	48,597	13,248,028
Financials: 1.53%
Capital markets: 1.53%
MarketAxess Holdings Incorporated	36,387	9,315,436
Health care: 19.28%
Biotechnology: 1.29%
Horizon Therapeutics plc †	98,400	7,848,384
Health care equipment & supplies: 9.15%
Abiomed Incorporated †	42,305	10,470,911
Align Technology Incorporated †	18,554	4,391,175
DexCom Incorporated †	226,168	16,856,301
Inari Medical Incorporated †	165,616	11,260,232
Insulet Corporation †	58,952	12,847,999
		55,826,618
Health care providers & services: 1.95%
Centene Corporation †	140,680	11,902,935
See accompanying notes to portfolio of investments

Allspring Discovery Mid Cap Growth Fund  |  1

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Health care technology: 1.49%
Inspire Medical Systems Incorporated †	49,781	$ 9,093,495
Life sciences tools & services: 5.40%
Azenta Incorporated	132,727	9,569,617
Bio-Rad Laboratories Incorporated Class A †	21,294	10,540,530
Bio-Techne Corporation	37,146	12,876,289
		32,986,436
Industrials: 15.10%
Aerospace & defense: 1.79%
Axon Enterprise Incorporated †	117,428	10,940,767
Commercial services & supplies: 5.16%
Rollins Incorporated	317,000	11,069,640
Waste Connections Incorporated	164,706	20,416,956
		31,486,596
Electrical equipment: 1.95%
Generac Holdings Incorporated †	56,552	11,908,720
Professional services: 2.88%
Clarivate plc †	474,429	6,575,586
Equifax Incorporated	60,081	10,981,605
		17,557,191
Road & rail: 1.77%
Saia Incorporated †	57,567	10,822,596
Trading companies & distributors: 1.55%
SiteOne Landscape Supply Incorporated †	79,788	9,484,400
Information technology: 37.31%
Electronic equipment, instruments & components: 6.15%
Cognex Corporation	145,663	6,193,591
Teledyne Technologies Incorporated †	51,238	19,219,886
Zebra Technologies Corporation Class A †	41,287	12,136,314
		37,549,791
IT services: 8.03%
Adyen NV ADR †«	567,500	8,291,175
Globant SA †	71,118	12,374,532
MongoDB Incorporated †	50,021	12,980,450
Snowflake Incorporated Class A †	62,851	8,740,060
Square Incorporated Class A †	107,827	6,627,047
		49,013,264
Semiconductors & semiconductor equipment: 5.08%
Advanced Micro Devices Incorporated †	126,528	9,675,596
Enphase Energy Incorporated †	65,600	12,807,744
Micron Technology Incorporated	153,735	8,498,471
		30,981,811
Software: 18.05%
Atlassian Corporation plc Class A †	49,956	9,361,754
See accompanying notes to portfolio of investments

2  |  Allspring Discovery Mid Cap Growth Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Software (continued)
Bill.com Holdings Incorporated †	95,154	$ 10,461,231
Black Knight Incorporated †	93,468	6,111,873
Cadence Design Systems Incorporated †	190,965	28,650,478
Crowdstrike Holdings Incorporated Class A †	125,563	21,164,899
Datadog Incorporated Class A †	163,954	15,614,979
Five9 Incorporated †	129,051	11,761,708
HubSpot Incorporated †	23,498	7,064,674
		110,191,596
Real estate: 2.76%
Equity REITs: 2.76%
SBA Communications Corporation	52,669	16,856,713
Total Common stocks (Cost $577,005,844)		590,059,595

		Yield
Short-term investments: 2.91%
Investment companies: 2.91%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	17,656,584	17,656,584
Securities Lending Cash Investments LLC ♠∩∞		1.56	108,000	108,000
Total Short-term investments (Cost $17,764,584)				17,764,584
Total investments in securities (Cost $594,770,428)	99.58%			607,824,179
Other assets and liabilities, net	0.42			2,558,747
Total net assets	100.00%			$610,382,926

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Discovery Mid Cap Growth Fund  |  3

Portfolio of investments—June 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,682,216	$182,492,775	$(170,518,407)	$0	$0	$17,656,584	17,656,584	$17,781
Securities Lending Cash Investments LLC	20,181,275	56,161,900	(76,235,175)	0	0	108,000	108,000	2,393#
				$0	$0	$17,764,584		$20,174

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Discovery Mid Cap Growth Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Discovery Mid Cap Growth Fund  |  5

Notes to portfolio of investments—June 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$42,292,721	$0	$0	$42,292,721
Consumer discretionary	84,000,125	0	0	84,000,125
Financials	9,315,436	0	0	9,315,436
Health care	117,657,868	0	0	117,657,868
Industrials	92,200,270	0	0	92,200,270
Information technology	227,736,462	0	0	227,736,462
Real estate	16,856,713	0	0	16,856,713
Short-term investments
Investment companies	17,764,584	0	0	17,764,584
Total assets	$607,824,179	$0	$0	$607,824,179
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Discovery Mid Cap Growth Fund